COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2013
COMMON STOCK AND STOCK INCENTIVE PLANS
Summary of stock options activity

	Number of shares outstanding	Weighted average exercise price
	(in thousands)
Options Outstanding, December 31, 2010	1,388	$15.06

Options Granted	486	36.78
Options Exercised	(20)	6.27
Options Forfeited or Expired	(728)	16.71

Options Outstanding, December 31, 2011	1,127	23.52

Options Granted	246	3.24
Options Exercised	—	—
Options Forfeited or Expired	(443)	19.56

Options Outstanding, December 31, 2012	930	20.04

Options Granted	—	—
Options Exercised	—	—
Options Forfeited or Expired	(354)	18.05

Options Outstanding, December 31, 2013	576	$21.25

Summary of unvested restricted awards

	Shares	Weighted average grant date fair value
	(in thousands)
Restricted stock awards activity
Total nonvested at January 1, 2011	521	$7.05

Granted	767	$5.58
Vested	(333)	$6.87
Forfeited	(53)	$6.99

Total nonvested at December 31, 2011	902	$5.87

Granted	1,891	$3.29
Vested	(701)	$5.60
Forfeited	(390)	$4.49

Total nonvested at December 31, 2012	1,702	$3.43

Reverse split adjustment	25	—
Granted	679	$2.76
Vested	(520)	$3.72
Forfeited	(173)	$3.82

Total nonvested at December 31, 2013	1,713	$3.08

Summary of significant ranges of outstanding and exercisable stock options

The following table summarizes significant ranges of outstanding and exercisable stock options as of December 31, 2013 (in thousands, except years and share prices):

Range of Exercise Price		Numbers Outstanding as of Dec. 31, 2013	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Numbers Exercisable as of Dec. 31, 2013	Weighted Average Exercise Price
$2.97	$2.97	27	5.83	$2.97	7	$2.97
$3.21	$3.21	202	5.65	$3.21	57	$3.21
$4.14	$4.17	73	4.79	$4.16	44	$4.16
$6.51	$8.70	59	2.90	$7.12	53	$7.19
$9.72	$9.72	50	1.25	$9.72	50	$9.72
$18.75	$18.75	80	2.13	$18.75	80	$18.75
$19.83	$63.48	7	1.68	$24.77	7	$24.77
$79.02	$79.02	2	0.32	$79.02	2	$79.02
$89.70	$89.70	1	0.28	$89.70	1	$89.70
$112.38	$112.38	75	0.05	$112.38	75	$112.38

Total		576	3.60	$21.26	376	$30.72

Options exercisable at December 31, 2013	376	$30.72
Options expected to vest at December 31, 2013	200	$3.46

Summary of the stock-based compensation expense recognized in the Company's Consolidated Statement of Operations

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Cost of net sales	$7	$107	$99
Selling, general and administrative	1,597	2,399	2,602
Research and development	94	476	328

Total	$1,698	$2,982	$3,029